Pension Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension Plan
14. PENSION PLAN
SMI Taiwan, the Company’s largest operating company is a Taiwan registered company and subject to Taiwan’s Labor Pension Act (the “Act”), which became effective on July 1, 2005, and the pension mechanism under the Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 could choose to be subject to the pension mechanism under the Act or continue to be subject to the pension mechanism under the
Labor Standards Law. For those employees who were subject to the Labor Standards Law prior to July 1, 2005 and still work for the same company after July 1, 2005 and have chosen to be subject to the pension mechanism under the

Act, their seniority as of July 1, 2005 were maintained. The Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than
 6% of each employee’s monthly salary. According to the Act, SMI Taiwan made monthly contributions and recognized pension costs of

US$1,579 thousand, US$1,682 thousand and US$1,783 thousand for the years ended December 31, 2017, 2018 and 2019, respectively.
The Company
provides a defined benefit plan to the employees of SMI Taiwan under the Labor Standards Law that offers benefits based on an employee’s length of serv ice and average monthly salary for the
six-month
period prior to retirement. The Company contributes an amount equal to
2
% of salaries paid each month to a pension funds (the “Funds”), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Before the end of each year, the Company assesses the balance in the Funds. If the amount of the balance in the Funds is inadequate to pay retirement benefit for employees who conform to retirements in the next year, the Company is required to fund the difference in one appropriation that should be made before the end of March of the next year. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December
31
,
2018
and
2019
, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year
time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the Company by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on
2
% of the employee salaries at that time. The Company estimates its contribution for the year ending December
31
,
2020
to be US$
62
thousand which was determined based on
2
% of estimated salaries in
2020
.
Starting in 2010, the Company provides a defined benefit pension plan to the Korean employees of FCI with at least one year of service. FCI’s overall investment strategy is to avoid a negative return on plan assets. On May 31, 2019, the Company divested FCI.
For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The Company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.
The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2017	2018	2019
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	4,242	5,131	5,838
Service cost	1,572	568	275
Interest cost	336	126	91
Actuarial loss (gain)	(665)	146	72
Benefits paid	(354)	(133)	(450)
Disposal of subsidiary	—	—	(4,072)

Projected benefit obligation at end of year	5,131	5,838	1,754

Change in plan assets
Fair value of plan assets at beginning of year	3,902	5,114	5,410
Actual return on plan assets	81	63	98
Employer contributions	1,358	331	85
Benefits paid	(227)	(98)	(448)
Disposal of subsidiary	—	—	(3,658)

Fair value of plan assets at end of year	5,114	5,410	1,487

Funded status recognized as an other liabilities	(17)	(428)	(267)

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Net loss	678	678	693

Total recognized in accumulated other comprehensive income	678	678	693

The accumulated benefit obligation for all defined benefit pension plans was US$3,210 thousand, US$3,864 thousand and US$939 thousand at December 31, 2017, 2018 and 2019, respectively.
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Service cost	1,572	568	275
Interest cost	336	126	91
Projected return on plan assets	(58)	(78)	(77)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	37	41	48

Net periodic benefit cost	1,887	657	337

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2017	2018	2019
	US$	US$	US$
Recognize the decrease in net gain (loss)	(285)	—	15
Amortization of net loss	—	—	—

Total recognized in other comprehensive loss (income)	(285)	—	15

The estimated net gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is US$35 thousand.
Expected benefit payments:

US$
2020	7
2021	43
2022	50
2023	18
2024	77
2025 and thereafter	405

The actuarial assumptions to determine the benefit obligations were as follows:

	2017		2018		2019
	Taiwan	Korea	Taiwan	Korea	Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.63%	4.10%	1.38%	3.60%	1.00%
Rate of compensation increase	4.25%	3.50%	4.25%	3.00%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.63%	4.10%	1.38%	3.60%	1.00%
Expected long-term return on plan assets	1.75%	1.10%	1.75%	1.40%	2.00%
Rate of compensation increase	4.25%	3.50%	4.25%	3.00%	4.00%

In 2018, FCI’s pension plan assets were invested in principal guaranteed interest insurance contracts and fixed bank deposits, which are principal and interest guaranteed products and are classified as Level 2. These Level 2 securities were valued by discounting future cash flows using benchmark yield rates.
The fair values of FCI’s pension plan assets at
December 31, 2018
are as follows:

December 31
2018
US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	1,605
Shinhan Investment Co.	466
Fixed deposit
Industrial Bank of Korea	2,014

4,085